As filed with the Securities and Exchange Commission on November 3, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 96.0%

Automobiles & Components - 3.1%
Harley-Davidson, Inc.	400,000	$19,376,000
National R.V. Holdings, Inc. (a)	418,350	2,196,338
Thor Industries, Inc.	1,447,100	49,201,400
Winnebago Industries, Inc.	828,200	23,992,954
		94,766,692

Banks - 1.3%
Washington Mutual, Inc.	1,011,687	39,678,364

Capital Goods - 2.8%
Eagle Materials Inc. - Class B	101,332	11,724,112
Graco Inc.	206,707	7,085,916
The Lamson & Sessions Co. (a)	238,000	4,360,160
Rush Enterprises, Inc. - Class A (a)	226,605	3,462,524
Rush Enterprises, Inc. - Class B (a)	282,005	4,232,895
Terex Corp. (a)	347,800	17,191,754
Tyco International Ltd. (b)	1,335,600	37,196,460
		85,253,821

Commercial Services & Supplies - 1.7%
Cendant Corp.	2,384,900	49,224,336
PHH Corp. (a)	98,000	2,691,080
		51,915,416

Consumer Durables - 7.2%
American Woodmark Corp.	470,200	15,798,720
The Black & Decker Corp.	706,100	57,963,749
Masco Corp.	1,050,000	32,214,000
Mohawk Industries, Inc. (a)	440,663	35,363,206
Polaris Industries Inc.	519,200	25,726,360
Stanley Furniture Co., Inc.	621,800	16,284,942
Whirlpool Corp.	501,400	37,991,078
		221,342,055

Diversified Financials - 15.7%
Capital One Financial Corp.	1,354,700	107,725,744
Citigroup Inc.	2,070,000	94,226,400
Countrywide Financial Corp.	2,991,998	98,676,094
Fannie Mae	1,799,000	80,631,180
GAMCO Investors, Inc. - Class A	121,600	5,575,360
Merrill Lynch & Co., Inc.	1,331,700	81,699,795
Metris Cos. Inc. (a)	130,000	1,901,900
Morgan Stanley	243,000	13,107,420
		483,543,893

THE MUHLENKAMP FUND (A Portfolio of the Wexford trust)

SCHEDULE OF INVESTMENTS

September 30, 2005

Name of Issuer or Title of Issue	Shares	Value

Energy - 16.9%
Anadarko Petroleum Corp.	942,800	$90,273,100
ConocoPhillips	1,295,400	90,561,414
Devon Energy Corp.	1,237,700	84,955,728
Dynamic Oil & Gas, Inc. (a)(b)	306,500	898,045
The Houston Exploration Co. (a)	677,000	45,528,250
Maverick Tube Corp. (a)	607,200	18,216,000
Nabors Industries, Ltd. (a)(b)	1,290,000	92,660,700
Patterson-UTI Energy, Inc.	2,626,400	94,760,512
		517,853,749

Food Beverage & Tobacco - 3.8%
Altria Group, Inc.	1,265,580	93,285,902
Yum! Brands, Inc.	485,300	23,493,373
		116,779,275

Footwear - 0.1%
R. G. Barry Corp. (a)	322,200	1,949,310

Health Care Equipment & Services - 3.2%
OCA Inc. (a)	918,600	1,377,900
UnitedHealth Group Inc.	1,711,200	96,169,440
		97,547,340

Homebuilding - 14.4%
Beazer Homes USA, Inc.	678,900	39,831,063
Centex Corp.	1,760,000	113,660,800
Meritage Homes Corp. (a)	983,200	75,372,112
NVR, Inc. (a)	125,000	110,618,750
Pulte Homes, Inc.	640,460	27,488,543
Toll Brothers, Inc. (a)	1,673,800	74,768,646
		441,739,914

Insurance - 9.4%
The Allstate Corp.	2,105,200	116,396,508
American International Group, Inc.	1,646,100	101,992,356
Fidelity National Financial, Inc.	1,557,094	69,321,825
		287,710,689

Materials - 4.5%
Cemex S.A. de C.V. - ADR	2,289,615	119,746,865
Chaparral Steel Co. (a)	201,900	5,091,918
NovaGold Resources Inc. (a)(b)	284,700	2,280,447
Texas Industries, Inc.	201,900	10,983,360
		138,102,590

THE MUHLENKAMP FUND (A Portfolio of the Wexford trust)

SCHEDULE OF INVESTMENTS

September 30, 2005

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology - 5.8%
Johnson & Johnson	1,277,500	$80,840,200
Marshall Edwards Inc. (a)	75,607	439,277
Novogen Ltd. - ADR (a)	250,360	4,594,106
Pfizer Inc.	2,900,000	72,413,000
	Sanofi-Aventis - ADR 466,900	19,399,695
		177,686,278

Software & Services - 0.5%
eResearch Technology, Inc. (a)	1,137,400	16,139,706

Technology Hardware & Equipment - 0.6%
Intel Corp.	16,000	394,400
International Business Machines Corp.	140,000	11,230,800
MasTec, Inc. (a)	661,700	7,212,530
		18,837,730

Telecommunication Services - 3.3%
Leap Wireless International, Inc. (a)	200,000	7,040,000
Sprint Nextel Corp.	935,466	22,245,381
Telefonos de Mexico S.A. de C.V. - ADR	3,010,000	64,022,700
UTStarcom, Inc. (a)	928,144	7,582,936
		100,891,017

Utilities - 1.7%
Calpine Corp. (a)	3,312,100	8,578,339
Dynegy Inc. - Class A (a)	520,000	2,449,200
El Paso Corp.	791,450	11,001,155
Exelon Corp.	200,000	10,688,000
PPL Corp.	600,000	19,398,000
		52,114,694

Total Common Stocks (Cost $2,088,185,149)		2,943,852,533

Name of Issuer or Title of Issue		Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%
	Prudential Funding Corp.
	3.80%, due 10/03/2005	$ 114,299,000	114,276,128

	Total Short-Term Investment (Cost $114,276,128)		114,276,128

TOTAL INVESTMENTS - 99.7% (Cost $2,202,461,277)			3,058,128,661

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			10,013,515

TOTAL NET ASSETS - 100.0%			$3,068,142,176

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	Foreign company.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date  October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date  October 24, 2005

By (Signature and Title) /s/ James S. Head
James S. Head, Treasurer

Date  October 24, 2005